RS - Summary of Development of cash-settled Performance Share Unit Programs (Details)	12 Months Ended
Dec. 31, 2023 shares
MorphoSys US Inc. – April 2020 Restricted Stock Unit Plan
Performance Share Unit Programs [Line Items]
Beginning balance (in shares)	11,597
Granted (in shares)	0
Exercised (in shares)	(10,719)
Forfeitures (in shares)	(878)
Expired (in shares)	0
Ending balance (in shares)	0
Number of instruments exercisable on reporting date (in shares)	0
MorphoSys US Inc. – October 2020 Restricted Stock Unit Plan
Performance Share Unit Programs [Line Items]
Beginning balance (in shares)	3,232
Granted (in shares)	0
Exercised (in shares)	(2,628)
Forfeitures (in shares)	(604)
Expired (in shares)	0
Ending balance (in shares)	0
Number of instruments exercisable on reporting date (in shares)	0
April 2020 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Beginning balance (in shares)	24,453
Granted (in shares)	0
Exercised (in shares)	0
Forfeitures (in shares)	(98)
Expired (in shares)	0
Ending balance (in shares)	24,355
Number of instruments exercisable on reporting date (in shares)	0
June 2020 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Beginning balance (in shares)	8,361
Granted (in shares)	0
Exercised (in shares)	0
Forfeitures (in shares)	0
Expired (in shares)	0
Ending balance (in shares)	8,361
Number of instruments exercisable on reporting date (in shares)	0
April 2021 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Beginning balance (in shares)	99,549
Granted (in shares)	0
Exercised (in shares)	0
Forfeitures (in shares)	(1,785)
Expired (in shares)	0
Ending balance (in shares)	97,764
Number of instruments exercisable on reporting date (in shares)	0
October 2021 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Beginning balance (in shares)	4,373
Granted (in shares)	0
Exercised (in shares)	0
Forfeitures (in shares)	0
Expired (in shares)	0
Ending balance (in shares)	4,373
Number of instruments exercisable on reporting date (in shares)	0
June 2022 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Beginning balance (in shares)	609,869
Granted (in shares)	0
Exercised (in shares)	0
Forfeitures (in shares)	(47,724)
Expired (in shares)	0
Ending balance (in shares)	562,145
Number of instruments exercisable on reporting date (in shares)	0
October 2022 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Beginning balance (in shares)	40,414
Granted (in shares)	0
Exercised (in shares)	0
Forfeitures (in shares)	(1,828)
Expired (in shares)	0
Ending balance (in shares)	38,586
Number of instruments exercisable on reporting date (in shares)	0
MorphoSys US – April 2023 Restricted Stock Unit Plan
Performance Share Unit Programs [Line Items]
Beginning balance (in shares)	0
Granted (in shares)	494,979
Exercised (in shares)	0
Forfeitures (in shares)	(53,646)
Expired (in shares)	0
Ending balance (in shares)	441,333
Number of instruments exercisable on reporting date (in shares)	0
MorphoSys US Inc. – October 2023 Restricted Stock Unit Plan
Performance Share Unit Programs [Line Items]
Beginning balance (in shares)	0
Granted (in shares)	26,606
Exercised (in shares)	0
Forfeitures (in shares)	0
Expired (in shares)	0
Ending balance (in shares)	26,606
Number of instruments exercisable on reporting date (in shares)	0
2023 April Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Beginning balance (in shares)	0
Granted (in shares)	982,783
Exercised (in shares)	0
Forfeitures (in shares)	(38,413)
Expired (in shares)	0
Ending balance (in shares)	944,370
Number of instruments exercisable on reporting date (in shares)	0
2023 October Performance Shares Unit Program
Performance Share Unit Programs [Line Items]
Beginning balance (in shares)	0
Granted (in shares)	40,086
Exercised (in shares)	0
Forfeitures (in shares)	0
Expired (in shares)	0
Ending balance (in shares)	40,086
Number of instruments exercisable on reporting date (in shares)	0